Accounts Payable, Other Payables and Accruals - Schedule of Accounts Payable, Other Payables and Accruals (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Account payable	[1]	$ 61,898
Accrued payroll and welfare payable		107,284	16,221
VAT and other taxes payable		25,728	1,379
Others	[2]	32,655	2,296
Total Accounts Payable, Other Payables and Accruals		$ 227,565	$ 19,896

[1]	Accounts payable primarily include commission payable for students' referral.
[2]	Others primarily include miscellaneous expenses payable.